Shareholder Report, Holdings (Details)	Dec. 31, 2024
DSS AmericaFirst Total Return Bond Fund Class A | I Share Core U S Aggregate Bond E T F [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
DSS AmericaFirst Total Return Bond Fund Class A | S P D R Portfolio Intermediate Term Class A [Member]
Holdings [Line Items]
Percent of Total Investments	24.74%
DSS AmericaFirst Total Return Bond Fund Class A | I Shares 20 Year Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	12.49%
DSS AmericaFirst Total Return Bond Fund Class A | I Share Broad U S D High Yield [Member]
Holdings [Line Items]
Percent of Total Investments	12.36%
DSS AmericaFirst Total Return Bond Fund Class A | Federated Hermes Instututional Prime [Member]
Holdings [Line Items]
Percent of Total Investments	10.49%
DSS AmericaFirst Total Return Bond Fund Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	89.19%
DSS AmericaFirst Total Return Bond Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.81%
DSS AmericaFirst Total Return Bond Fund Class U | I Share Core U S Aggregate Bond E T F Class U [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
DSS AmericaFirst Total Return Bond Fund Class U | S P D R Portfolio Intermediate Term Corporate Bond E T F Class U [Member]
Holdings [Line Items]
Percent of Total Investments	24.74%
DSS AmericaFirst Total Return Bond Fund Class U | I Share 20 Year Treasury Bond E F T Class U [Member]
Holdings [Line Items]
Percent of Total Investments	12.49%
DSS AmericaFirst Total Return Bond Fund Class U | I Share Broad U S D High Yeild Corporate Bond Class U [Member]
Holdings [Line Items]
Percent of Total Investments	12.36%
DSS AmericaFirst Total Return Bond Fund Class U | Federated Hermes Institutional Prime Obligation Fund Class U [Member]
Holdings [Line Items]
Percent of Total Investments	10.49%
DSS AmericaFirst Total Return Bond Fund Class U | Exchange Traded Funds Class U [Member]
Holdings [Line Items]
Percent of Total Investments	89.19%
DSS AmericaFirst Total Return Bond Fund Class U | Money Market Fund Class U [Member]
Holdings [Line Items]
Percent of Total Investments	10.81%
DSS AmericaFirst Total Return Bond Fund Class U | Money Market Fund Class I [Member]
Holdings [Line Items]
Percent of Total Investments	10.81%
DSS AmericaFirst Total Return Bond Fund Class I | I Share Core U S Aggregate Bond E T F Class I [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
DSS AmericaFirst Total Return Bond Fund Class I | S P D R Portfolio Intermediate Term Class I [Member]
Holdings [Line Items]
Percent of Total Investments	24.74%
DSS AmericaFirst Total Return Bond Fund Class I | I Share 20 Year Treasury Bond Class I [Member]
Holdings [Line Items]
Percent of Total Investments	12.49%
DSS AmericaFirst Total Return Bond Fund Class I | I Share Broad U S D High Yield Corporate Class I [Member]
Holdings [Line Items]
Percent of Total Investments	12.36%
DSS AmericaFirst Total Return Bond Fund Class I | Federated Hermes Institutional Prime Obligations Fund Class I [Member]
Holdings [Line Items]
Percent of Total Investments	10.49%
DSS AmericaFirst Total Return Bond Fund Class I | Exchange Traded Funds Class I [Member]
Holdings [Line Items]
Percent of Total Investments	89.19%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Federated Hermes Institutional Prime Obligation Fund Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.66%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Nvidia Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Tesla Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Fair Isaac Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Corning Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Bristol Myers Squibb Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.18%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Synchrony Financial Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Microsoft Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.06%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Ameriprise Financial Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.01%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Communication Service Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Consumer Discretionary Class A [Member]
Holdings [Line Items]
Percent of Total Investments	14.54%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Enegry Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.68%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Financails A [Member]
Holdings [Line Items]
Percent of Total Investments	18.37%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Health Care A [Member]
Holdings [Line Items]
Percent of Total Investments	7.49%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Industrials Class A [Member]
Holdings [Line Items]
Percent of Total Investments	11.86%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Information Technology Class A [Member]
Holdings [Line Items]
Percent of Total Investments	28.43%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Money Market Fund Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Utilities Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.91%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Federated Hermes Institutional Prime Obligation Fund Class I [Member]
Holdings [Line Items]
Percent of Total Investments	6.66%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Nvidia Class I [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Corning Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Bristol Myers Squibb I [Member]
Holdings [Line Items]
Percent of Total Investments	3.18%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Synchrony Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Microsoft Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.06%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Meta Platforms Inc Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Ameriprise Finacial Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.01%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Money Market Fund Class I [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Communication Services Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Consumer Discretionary Class I [Member]
Holdings [Line Items]
Percent of Total Investments	14.54%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Energy Class I [Member]
Holdings [Line Items]
Percent of Total Investments	6.68%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Financials Class I [Member]
Holdings [Line Items]
Percent of Total Investments	18.37%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Health Care Class I [Member]
Holdings [Line Items]
Percent of Total Investments	7.49%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Industrials Class I [Member]
Holdings [Line Items]
Percent of Total Investments	11.86%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Information Technology Class I [Member]
Holdings [Line Items]
Percent of Total Investments	28.43%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Utilities Class I [Member]
Holdings [Line Items]
Percent of Total Investments	2.91%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Federated Hermes Instututional Prime [Member]
Holdings [Line Items]
Percent of Total Investments	6.66%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Tesla Class I [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Fair Isaac Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Bristol Meyers Squibb [Member]
Holdings [Line Items]
Percent of Total Investments	3.18%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.06%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Ameriprise Financial [Member]
Holdings [Line Items]
Percent of Total Investments	3.01%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.67%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	14.54%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.68%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.37%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.49%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.86%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	28.43%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.91%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Federated Hermes Instututional Prime [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Tesla [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Nvidia [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Apple [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Amazon [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Intuitive Machines [Member]
Holdings [Line Items]
Percent of Total Investments	3.97%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Arista Network [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Corning [Member]
Holdings [Line Items]
Percent of Total Investments	3.13%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Dex Com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.98%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	29.93%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.51%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.92%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.37%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.37%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	30.92%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.01%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Federated Hermes Instututional Prime [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Tesla [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Nvidia [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Apple [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Amazon [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Intuitive Machines [Member]
Holdings [Line Items]
Percent of Total Investments	3.97%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Arista Network [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Corning [Member]
Holdings [Line Items]
Percent of Total Investments	3.13%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Dex Com [Member]
Holdings [Line Items]
Percent of Total Investments	2.98%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	29.93%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.51%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.92%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.37%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	30.92%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Industrails [Member]
Holdings [Line Items]
Percent of Total Investments	6.37%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Utilites [Member]
Holdings [Line Items]
Percent of Total Investments	2.01%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Bristol Myers Squibb I [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Federated Hermes Institutional Prime I [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Tesla I [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Nvidia I [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Apple I [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Amazon I [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Intuitive Machine I [Member]
Holdings [Line Items]
Percent of Total Investments	3.97%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Artsta Networks I [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Corning I [Member]
Holdings [Line Items]
Percent of Total Investments	3.13%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Dex Com I [Member]
Holdings [Line Items]
Percent of Total Investments	2.98%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	29.93%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.51%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.37%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	30.92%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.01%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Industrails [Member]
Holdings [Line Items]
Percent of Total Investments	6.37%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Finaancials [Member]
Holdings [Line Items]
Percent of Total Investments	4.92%
DSS AmericaFirst Income Fund Class A | Federated Hermes Institutional Prime A [Member]
Holdings [Line Items]
Percent of Total Investments	6.52%
DSS AmericaFirst Income Fund Class A | Cal Maine Foods A [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
DSS AmericaFirst Income Fund Class A | Blue Owl Capital A [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
DSS AmericaFirst Income Fund Class A | Corning A [Member]
Holdings [Line Items]
Percent of Total Investments	3.25%
DSS AmericaFirst Income Fund Class A | Bristol Myers Squibb A [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
DSS AmericaFirst Income Fund Class A | R T X Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.18%
DSS AmericaFirst Income Fund Class A | Baker Hughes A [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
DSS AmericaFirst Income Fund Class A | Broadcom A [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
DSS AmericaFirst Income Fund Class A | The Black Stone Group A [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%
DSS AmericaFirst Income Fund Class A | Meta Platforms A [Member]
Holdings [Line Items]
Percent of Total Investments	2.91%
DSS AmericaFirst Income Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
DSS AmericaFirst Income Fund Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.27%
DSS AmericaFirst Income Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
DSS AmericaFirst Income Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
DSS AmericaFirst Income Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.23%
DSS AmericaFirst Income Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.45%
DSS AmericaFirst Income Fund Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.04%
DSS AmericaFirst Income Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	9.84%
DSS AmericaFirst Income Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.52%
DSS AmericaFirst Income Fund Class A | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	5.71%
DSS AmericaFirst Income Fund Class A | Exchnage Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
DSS AmericaFirst Income Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.55%
DSS AmericaFirst Income Fund Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	10.75%
DSS AmericaFirst Income Fund Class U | Federated Hermes Institutional Prime U [Member]
Holdings [Line Items]
Percent of Total Investments	6.52%
DSS AmericaFirst Income Fund Class U | Cal Maine Foods U [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
DSS AmericaFirst Income Fund Class U | Blue Owl Capital [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
DSS AmericaFirst Income Fund Class U | Corning Incorporated U [Member]
Holdings [Line Items]
Percent of Total Investments	3.25%
DSS AmericaFirst Income Fund Class U | Bristol Myers Squibb U [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
DSS AmericaFirst Income Fund Class U | R T X U [Member]
Holdings [Line Items]
Percent of Total Investments	3.18%
DSS AmericaFirst Income Fund Class U | Baker Hughes U [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
DSS AmericaFirst Income Fund Class U | Broadcom U [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
DSS AmericaFirst Income Fund Class U | The Blackstone Group U [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%
DSS AmericaFirst Income Fund Class U | Meta Platforms U [Member]
Holdings [Line Items]
Percent of Total Investments	2.91%
DSS AmericaFirst Income Fund Class U | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
DSS AmericaFirst Income Fund Class U | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.27%
DSS AmericaFirst Income Fund Class U | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
DSS AmericaFirst Income Fund Class U | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
DSS AmericaFirst Income Fund Class U | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.23%
DSS AmericaFirst Income Fund Class U | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.45%
DSS AmericaFirst Income Fund Class U | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.04%
DSS AmericaFirst Income Fund Class U | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	9.84%
DSS AmericaFirst Income Fund Class U | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.52%
DSS AmericaFirst Income Fund Class U | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	5.71%
DSS AmericaFirst Income Fund Class U | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.55%
DSS AmericaFirst Income Fund Class U | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	10.75%
DSS AmericaFirst Income Fund Class U | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
DSS AmericaFirst Income Fund Class I | Corning Class I [Member]
Holdings [Line Items]
Percent of Total Investments	3.25%
DSS AmericaFirst Income Fund Class I | Bristol Myers Squibb I [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
DSS AmericaFirst Income Fund Class I | Federated Hermes Institutional Prime I [Member]
Holdings [Line Items]
Percent of Total Investments	6.52%
DSS AmericaFirst Income Fund Class I | Cal Maine Foods I [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
DSS AmericaFirst Income Fund Class I | Blue Owl Captial I [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
DSS AmericaFirst Income Fund Class I | R T X Corp I [Member]
Holdings [Line Items]
Percent of Total Investments	3.18%
DSS AmericaFirst Income Fund Class I | Baker Hughes I [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
DSS AmericaFirst Income Fund Class I | Broadcom Inc I [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
DSS AmericaFirst Income Fund Class I | The Black Stone Group I [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%
DSS AmericaFirst Income Fund Class I | Meta Platforms I [Member]
Holdings [Line Items]
Percent of Total Investments	2.91%
DSS AmericaFirst Income Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.27%
DSS AmericaFirst Income Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
DSS AmericaFirst Income Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
DSS AmericaFirst Income Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.23%
DSS AmericaFirst Income Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.45%
DSS AmericaFirst Income Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.04%
DSS AmericaFirst Income Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	9.84%
DSS AmericaFirst Income Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.52%
DSS AmericaFirst Income Fund Class I | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	5.71%
DSS AmericaFirst Income Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.55%
DSS AmericaFirst Income Fund Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	10.75%
DSS AmericaFirst Income Fund Class I | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
DSS AmericaFirst Income Fund Class I | Moeny Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%